PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 2 - PROPERTY AND EQUIPMENT

Composition of assets, grouped by major classification, is as follows:

	December 31
	2010	2011
	In thousands
Cost:
Computers, software and equipment	$5,858	$6,394
Office furniture and equipment	174	179
Leasehold improvements	229	341
	6,261	6,914
Less - accumulated depreciation and amortization	5,338	5,864
	$923	$1,050

Depreciation and amortization expenses totaled $740,000, $737,000 and $526,000 in the years ended December 31, 2009, 2010 and 2011 respectively.